Note 15 - Per Share Amounts (Tables)	12 Months Ended
Oct. 31, 2022
Statement Line Items [Line Items]
Earnings per share [text block]
(thousands of Canadian dollars)
	2022	2021

Net income	$22,658	$22,380
Preferred share dividends paid	(988)	(1,578)
Net income available to common shareholders	21,670	20,802

Weighted average number of common shares outstanding	27,425,479	21,752,930

Basic and diluted income per common share:	$0.79	$0.96